Subsequent Event (Details Textual)	1 Months Ended	6 Months Ended			12 Months Ended		1 Months Ended
	Mar. 21, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 EUR (€)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 21, 2014 Subsequent Event [Member] USD ($)	Mar. 24, 2014 Subsequent Event [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] EUR (€)	Feb. 19, 2014 Subsequent Event [Member] EUR (€)
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock	$ 2,100,000	$ 2,013,000		$ 2,771,000	$ 2,771,000	$ 0	$ 2,100,000	$ 2,100,000
Proceeds from Other Debt							1,500,000	1,500,000
Accrued Interest Issued To Investors							61,000	61,000
Shares, Issued									7,140,822
Upfront Fees And Connection Of First Amendment		$ 612,000	€ 450,000						€ 225,000	€ 225,000